Income Taxes - Provision for Income Tax Recovery (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income (loss) before income taxes	$ 185	$ (3,623)
Expected income tax (expense) recovery at Canadian statutory income tax rate of 26.5% (2022 - 26.5%)	(49)	960
Permanent differences
Net unrealized gain (loss) on equity and other investments	276	(419)
Sales of businesses	195	0
Canadian taxes on foreign earnings	(51)	0
Stock-based compensation	(74)	(18)
Other permanent differences	(6)	(11)
Foreign tax rate differential	48	36
Tax credits recognized during the year	21	17
Change in valuation allowance	(409)	(397)
Other items	(4)	(5)
(Provision for) recovery of income taxes	$ (53)	$ 163
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.50%	26.50%